13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Touradji Capital Management, LP
Address:	101 Park Avenue
	48th Floor
	New York, New York 10178
	U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	Aug 11, 2009
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $22,529 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.


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 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  656       29,436     SH           DEFINED      1        29,436
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  3,804     170,564    SH           DEFINED      1, 2     170,564
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  355       41,609     SH           DEFINED      1        41,609
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  1,775     208,391    SH           DEFINED      1, 2     208,391
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  1,463     690,000    SH           DEFINED      1, 2     690,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES MSCI BRAZIL INDEX FUND   PUT             464286953  24        206              PUT    DEFINED      1        206
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES MSCI BRAZIL INDEX FUND   PUT             464286953  149       1,294            PUT    DEFINED      1, 2     1,294
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES DOW JONES US OIL & GAS   DJ OIL&GAS EXP  464288851  222       5,390      SH           DEFINED      1        5,390
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ISHARES DOW JONES US OIL & GAS   DJ OIL&GAS EXP  464288851  1,391     33,810     SH           DEFINED      1, 2     33,810
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
DRYSHIPS INC		         SHS             Y2109Q101  165       28,586     SH           DEFINED      1        28,586
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
DRYSHIPS INC                     SHS             Y2109Q101  1,037     179,414    SH           DEFINED      1, 2     179,414
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD TRUST	                 GOLD SHS        78463V107  1,585     17,387     SH           DEFINED      1        17,387
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD TRUST                  GOLD SHS        78463V107  9,903     108,613    SH           DEFINED      1        108,613
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---



REPORT SUMMARY   13  DATA RECORDS           $22,529 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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